Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in non-cash working capital items related to operating activities
Accounts receivable	$ (13,788)	$ 13,189	$ (29,304)
Prepaid expenses and other assets	(6,139)	5,680	(7,190)
Accounts payable and accrued liabilities	(8,716)	23,526	21,483
Advances (to) from affiliate	17,347	(7,931)	23,942
Change in non-cash working capital items related to operating activities	$ (11,296)	$ 34,464	$ 8,931